PRO FORMA CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	2,553,030
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.001
Common stock, shares authorized	140,000,000
Common stock, shares issued	14,551,731
Common stock, shares outstanding	14,551,731